Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gains or losses (realized and unrealized):
Redemption value adjustment	$ 79	$ (691)	$ 455	$ 471	$ (6,773)
Other Investments [Member]
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	1,535	1,726	1,726	1,687
Gains or losses (realized and unrealized):
Included in earnings	(7)	2	(20)	4
Included in other comprehensive income (loss)	(3)	(1)	(11)	12
Purchases		53	53	23
Settlements		(173)	(213)	0
Ending balance	1,525	1,607	1,535	1,726
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	(7)	2	(20)	4
Redeemable Noncontrolling Interest [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	7,700	7,546	7,546	7,692
Gains or losses (realized and unrealized):
Included in earnings	(43)	603	1,923	1,293
Included in other comprehensive income (loss)	9	7	(5)	(12)
Purchases			0	0
Settlements			0	0
Distributions paid	(816)	(545)	(1,309)	(956)
Redemption value adjustment	79	(691)	(455)	(471)
Ending balance	6,929	6,920	7,700	7,546
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	0	0	0	0
Fair Value, Measurements, Recurring [Member]
Assets:
Total	1,560		1,570	39,192
Liabilities:
Total	10,846		11,875	8,515
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Assets:
Total	35		35	37,154
Fair Value, Measurements, Recurring [Member] | Other Investments [Member]
Assets:
Total	1,525		1,535	1,726
Fair Value, Measurements, Recurring [Member] | Derivative Financial Instruments Assets [Member]
Assets:
Total			0	312
Fair Value, Measurements, Recurring [Member] | Derivative Financial Instruments Liabilities [Member]
Liabilities:
Total	3,917		4,175	969
Fair Value, Measurements, Recurring [Member] | Redeemable Noncontrolling Interest [Member]
Liabilities:
Total	6,929		7,700	7,546
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Indentical Assets (Level 1) [Member]
Assets:
Total	35		35	37,154
Liabilities:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Indentical Assets (Level 1) [Member] | Money Market Funds [Member]
Assets:
Total	35		35	37,154
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Indentical Assets (Level 1) [Member] | Other Investments [Member]
Assets:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Indentical Assets (Level 1) [Member] | Derivative Financial Instruments Assets [Member]
Assets:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Indentical Assets (Level 1) [Member] | Derivative Financial Instruments Liabilities [Member]
Liabilities:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Indentical Assets (Level 1) [Member] | Redeemable Noncontrolling Interest [Member]
Liabilities:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Total			0	312
Liabilities:
Total	3,917		4,175	969
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Money Market Funds [Member]
Assets:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Investments [Member]
Assets:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Derivative Financial Instruments Assets [Member]
Assets:
Total			0	312
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Derivative Financial Instruments Liabilities [Member]
Liabilities:
Total	3,917		4,175	969
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Redeemable Noncontrolling Interest [Member]
Liabilities:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Unobservable Inputs (Level 3) [Member]
Assets:
Total	1,525		1,535	1,726
Liabilities:
Total	6,929		7,700	7,546
Fair Value, Measurements, Recurring [Member] | Unobservable Inputs (Level 3) [Member] | Money Market Funds [Member]
Assets:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Unobservable Inputs (Level 3) [Member] | Other Investments [Member]
Assets:
Total	1,525		1,535	1,726
Fair Value, Measurements, Recurring [Member] | Unobservable Inputs (Level 3) [Member] | Derivative Financial Instruments Assets [Member]
Assets:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Unobservable Inputs (Level 3) [Member] | Derivative Financial Instruments Liabilities [Member]
Liabilities:
Total			0	0
Fair Value, Measurements, Recurring [Member] | Unobservable Inputs (Level 3) [Member] | Redeemable Noncontrolling Interest [Member]
Liabilities:
Total	$ 6,929		$ 7,700	$ 7,546